STOCK-BASED COMPENSATION (Details Narrative) - shares		1 Months Ended
	Dec. 14, 2022	Dec. 30, 2021	Feb. 23, 2021	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Increase number of authorized common stock	from 1,000,000,000 to 20,000,000	from 250,000,000 to 1,000,000,000	from 25,000,000 to 250,000,000
Stock Incentive Plan 2010 [Member]
Number of shares available for issuance				58	58
Shares authorized under incentive plan				1		1
Stock Incentive Plan 2012 [Member]
Number of shares available for issuance				5		5
Shares authorized under incentive plan				96	96
Stock Incentive Plan 2014 [Member]
Number of shares available for issuance						1,999
Shares authorized under incentive plan				2,500,000.0	2,500,000